Other non-current assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other non-current assets [Abstract]
Advances for purchase of property, plant and equipment	$ 326,676	$ 331,691	$ 552,417
Investments in life insurance (note 3 (l))	66,177	64,629	65,509
Security deposits	20,745	16,796	15,132
Other long-term receivable	171,222	162,337	161,690
Intangible assets in process	26,898	11,506	12,200
Other	54,024	56,047	58,506
Total non-current assets	$ 665,742	$ 643,006	$ 865,454